Investment Portfolio - January 31, 2021

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 99.6%

Communication Services - 2.0%
Media - 2.0%
Comcast Corp. - Class A	167,534	$8,304,661
Consumer Discretionary - 5.6%
Distributors - 0.4%
Genuine Parts Co.	17,969	1,686,930
Household Durables - 0.4%
Garmin Ltd.	15,610	1,792,965
Specialty Retail - 4.1%
Best Buy Co., Inc.	28,265	3,075,797
The Home Depot, Inc.	51,411	13,923,127
		16,998,924
Textiles, Apparel & Luxury Goods - 0.7%
VF Corp.	38,397	2,951,577
Total Consumer Discretionary		23,430,396
Consumer Staples - 12.8%
Beverages - 0.6%
Constellation Brands, Inc. - Class A	12,548	2,646,750
Food & Staples Retailing - 4.8%
The Kroger Co.	76,992	2,656,224
Sysco Corp.	41,934	2,998,700
Walmart, Inc.	101,208	14,218,712
		19,873,636
Food Products - 5.3%
Archer-Daniels-Midland Co.	51,958	2,598,420
Conagra Brands, Inc.	56,600	1,958,360
General Mills, Inc.	56,638	3,290,668
The Hershey Co.	19,596	2,850,042
Hormel Foods Corp.	38,297	1,794,597
The J.M. Smucker Co.	14,606	1,700,285
Mondelez International, Inc. - Class A	100,041	5,546,273
Tyson Foods, Inc. - Class A	32,384	2,082,615
		21,821,260
Household Products - 2.1%
Colgate-Palmolive Co.	63,733	4,971,174
Kimberly-Clark Corp.	27,423	3,622,578
		8,593,752
Total Consumer Staples		52,935,398
Energy - 2.9%
Energy Equipment & Services - 0.5%
Baker Hughes Co.	100,137	2,011,752
Oil, Gas & Consumable Fuels - 2.4%
ConocoPhillips	67,545	2,703,826
EOG Resources, Inc.	41,032	2,090,991
Marathon Petroleum Corp.	66,520	2,871,003
	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	40,397	$2,279,603
		9,945,423
Total Energy		11,957,175
Financials - 16.2%
Banks - 13.1%
Bank of America Corp.	340,898	10,107,626
Citigroup, Inc.	109,688	6,360,807
Fifth Third Bancorp	70,510	2,039,854
JP Morgan Chase & Co.	110,606	14,231,674
The PNC Financial Services Group, Inc.	24,028	3,448,499
Regions Financial Corp.	101,139	1,720,375
Truist Financial Corp.	100,382	4,816,328
U.S. Bancorp	109,320	4,684,362
Wells Fargo & Co.	226,356	6,763,517
		54,173,042
Insurance - 3.1%
The Allstate Corp.	25,353	2,717,334
Chubb Ltd.	30,760	4,480,809
Cincinnati Financial Corp.	13,134	1,104,438
The Hartford Financial Services Group, Inc.	35,337	1,696,883
The Travelers Companies, Inc.	21,312	2,904,826
		12,904,290
Total Financials		67,077,332
Health Care - 17.5%
Biotechnology - 3.4%
AbbVie, Inc.	87,258	8,942,200
Gilead Sciences, Inc.	78,976	5,180,826
		14,123,026
Health Care Equipment & Supplies - 1.8%
Medtronic plc	68,010	7,571,553
Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc.	15,402	1,989,168
Pharmaceuticals - 11.8%
Bristol-Myers Squibb Co.	116,968	7,185,344
Eli Lilly & Co.	35,628	7,409,555
Johnson & Johnson	89,589	14,614,654
Merck & Co., Inc.	122,717	9,457,799
Pfizer, Inc.	272,696	9,789,786
Viatris, Inc.*	33,222	564,442
		49,021,580
Total Health Care		72,705,327
Industrials - 21.8%
Aerospace & Defense - 3.5%
General Dynamics Corp.	21,619	3,171,075
Lockheed Martin Corp.	17,548	5,647,297

Investment Portfolio - January 31, 2021

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Raytheon Technologies Corp.	85,043	$5,674,920
		14,493,292
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	18,421	1,576,101
Building Products - 1.6%
Johnson Controls International plc	79,664	3,968,861
Trane Technologies plc	17,552	2,516,079
		6,484,940
Commercial Services & Supplies - 0.9%
Waste Management, Inc.	35,317	3,931,488
Electrical Equipment - 2.7%
Eaton Corp. plc	35,021	4,121,972
Emerson Electric Co.	53,581	4,251,652
Rockwell Automation, Inc.	10,753	2,672,443
		11,046,067
Industrial Conglomerates - 3.6%
3M Co.	37,483	6,584,264
Honeywell International, Inc.	42,853	8,372,190
		14,956,454
Machinery - 5.2%
Caterpillar, Inc.	38,981	7,127,286
Cummins, Inc.	14,881	3,488,404
Dover Corp.	12,168	1,417,450
Illinois Tool Works, Inc.	24,679	4,792,909
Parker-Hannifin Corp.	10,336	2,735,009
Stanley Black & Decker, Inc.	11,687	2,027,578
		21,588,636
Road & Rail - 2.9%
Norfolk Southern Corp.	15,865	3,753,976
Union Pacific Corp.	42,228	8,338,763
		12,092,739
Trading Companies & Distributors - 1.0%
Fastenal Co.	59,697	2,721,586
W. W. Grainger, Inc.	4,528	1,649,958
		4,371,544
Total Industrials		90,541,261
Information Technology - 17.5%
Communications Equipment - 2.3%
Cisco Systems, Inc.	213,954	9,538,069
IT Services - 3.9%
Accenture plc - Class A	25,052	6,060,580
Automatic Data Processing, Inc.	22,457	3,708,100
International Business Machines Corp.	54,474	6,488,398
		16,257,078
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 9.3%
Analog Devices, Inc.	23,565	$3,471,831
Intel Corp.	194,843	10,815,735
KLA Corp.	15,601	4,369,372
QUALCOMM, Inc.	54,491	8,515,854
Skyworks Solutions, Inc.	12,436	2,104,793
Texas Instruments, Inc.	55,497	9,195,298
		38,472,883
Software - 1.6%
Oracle Corp.	108,610	6,563,302
Technology Hardware, Storage & Peripherals - 0.4%
NetApp, Inc.	24,502	1,627,913
Total Information Technology		72,459,245
Materials - 3.3%
Chemicals - 2.8%
International Flavors & Fragrances, Inc.	9,167	1,030,187
Linde plc (United Kingdom)	23,079	5,663,587
LyondellBasell Industries N.V. - Class A	32,854	2,817,559
PPG Industries, Inc.	16,777	2,260,030
		11,771,363
Metals & Mining - 0.5%
Nucor Corp.	38,540	1,878,054
Total Materials		13,649,417
TOTAL COMMON STOCKS
(Identified Cost $365,359,059)		413,060,212

SHORT-TERM INVESTMENT - 0.4%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[1]
(Identified Cost $1,493,919)	1,493,919	1,493,919

TOTAL INVESTMENTS - 100.0%
(Identified Cost $366,852,978)		414,554,131
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(26,276)
NET ASSETS - 100%		$414,527,855

Investment Portfolio - January 31, 2021

(unaudited)

*Non-income producing security.

##Less than (0.1%).

1Rate shown is the current yield as of January 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$8,304,661	$8,304,661	$—	$—
Consumer Discretionary	23,430,396	23,430,396	—	—
Consumer Staples	52,935,398	52,935,398	—	—
Energy	11,957,175	11,957,175	—	—
Financials	67,077,332	67,077,332	—	—
Health Care	72,705,327	72,705,327	—	—
Industrials	90,541,261	90,541,261	—	—
Information Technology	72,459,245	72,459,245	—	—
Materials	13,649,417	13,649,417	—	—
Short-Term Investment	1,493,919	1,493,919	—	—
Total assets	$414,554,131	$414,554,131	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2020 or January 31, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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